LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of components of operating lease costs
	Six Months ended June 30
	2 0 2 2	2 0 2 1

Operating lease cost	11	-
Total lease costs	11	-

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020

Operating lease cost	6	-
Total lease costs	6	-

Schedule of supplemental balance sheet information related to operating leases
	June 30,	December 31,
	2 0 2 2	2 0 2 1

Operating lease right-of-use assets	47	55
Operating lease liabilities, current	18	19
Operating lease liabilities, long-term	25	38
Weighted average remaining lease term (in years)	2.25	2.75
Weighted average discount rate	7.85%	7.85%

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020

Operating lease ROU assets	55	-
Operating lease liabilities, current	19	-
Operating lease liabilities, long-term	38	-
Weighted average remaining lease term (in years)	2.75	-
Weighted average discount rate	7.85%	-

Schedule of future lease payments under operating leases
June 30,
2 0 2 2

2022	10
2023	21
2024	16
Total undiscounted lease payments	47
Less: Transactions with stockholders	(4)
Lease liabilities	43

December 31,
2021

2022	23
2023	24
2024	17
Total undiscounted lease payments	64
Less: Transactions with stockholders	(7)
Lease liabilities	57